PROJECT ASSETS (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Completed and connected to the grid [Member] CNY	Dec. 31, 2012 Completed and connected to the grid [Member] CNY	Dec. 31, 2013 Generated Electricity [Member] CNY	Dec. 31, 2012 Generated Electricity [Member] CNY	Dec. 31, 2011 Generated Electricity [Member] CNY
Property, Plant and Equipment [Line Items]
Project assets	$ 224,481,638	1,358,944,492	536,391,099	272,504,672	1,349,668,502	349,485,131
Revenues	1,169,340,819	7,078,838,515	4,794,768,449	7,384,951,444			76,719,737	1,607,066
Depreciation of property, plant and equipment	54,233,135	328,311,127	323,152,636	263,846,113			27,309,105	5,141,460
Project assets pledged		634,169,173